Average Annual Total Returns - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - Select Materials Portfolio	Apr. 29, 2023
Fidelity Advisor Materials Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(15.27%)
Past 5 years	2.89%
Past 10 years	5.99%
Fidelity Advisor Materials Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.87%)
Past 5 years	2.14%
Past 10 years	5.11%
Fidelity Advisor Materials Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.60%)
Past 5 years	2.10%
Past 10 years	4.61%
Fidelity Advisor Materials Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(11.64%)
Past 5 years	3.34%
Past 10 years	5.98%
Fidelity Advisor Materials Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(13.46%)
Past 5 years	3.09%
Past 10 years	5.94%
Fidelity Advisor Materials Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(9.85%)
Past 5 years	4.41%
Past 10 years	6.92%
Fidelity Advisor Materials Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(9.73%)
Since Inception	7.31%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1519
Average Annual Return:
Past 1 year	(11.67%)
Past 5 years	6.61%
Past 10 years	9.44%

[1]	A From October 2, 2018